Significant accounting policies - Provisions for expected credit losses (Details) kr in Millions	12 Months Ended
	Dec. 31, 2025 SEK (kr) item	Dec. 31, 2024 SEK (kr)	Dec. 31, 2023 SEK (kr)
Sensitivity analysis
Decrease in number of steps of deterioration for sensitivity analysis | item	1
Increase (decrease) in impairment of financial instruments if significant increase in credit risk had been one step of deterioration less	kr 31	kr 19
Increase in number of steps of deterioration for sensitivity analysis | item	1
Increase (decrease) in impairment of financial instruments if significant increase in credit risk had been one step of deterioration more	kr (2)	0
Number of scenarios prepared for each PD curve | item	3
Weight of downturn scenario for sensitivity analysis	100.00%
Increase (decrease) in impairment of financial instruments if downturn scenario weighted 100 percent	kr 70	65
Weight of upturn scenario for sensitivity analysis	100.00%
Increase (decrease) in impairment of financial instruments if upturn scenario weighted 100 percent	kr (53)	(43)
Increase in future cash flows for sensitivity analysis	10.00%
Decrease in future cash flows for sensitivity analysis	10.00%
Increase (decrease) in operating profit due to increase in future cash flows	kr 81	53
Increase (decrease) in equity due to increase in future cash flows	64	42
Increase (decrease) in operating profit due to decrease in future cash flows	81	53
Increase (decrease) in equity due to decrease in future cash flows	64	42
Gross carrying amount
Sensitivity analysis
Lending including off-balance	355,038	350,246	kr 346,506
Accumulated impairment
Sensitivity analysis
Lending including off-balance	kr (807)	kr (526)	kr (795)